Note 40 - Defined Contribution Plan (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Zimbabwean operations [member]
Statement Line Items [Line Items]
Post-employment benefit expense, defined contribution plans	$ 1,179	$ 1,290	$ 1,022